Note 2 - Equity Compensation Plans and Capital Stock	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
2.

EQUITY COMPENSATION PLANS
AND CAPITAL STOCK

The Company maintains the Friedman Industries, Incorporated
2016
Restricted Stock Plan (the “Plan”). The Plan is administered by the Compensation Committee (the “Committee”) of the Board of Directors (the “Board”) and continues indefinitely until terminated by the Board or until all shares allowed by the Plan have been awarded and earned. The aggregate number of shares of the Company’s Common Stock eligible for award under the Plan is
500,000
shares. Subject to the terms and provisions of the Plan, the Committee may,
from time to time, select the employees to whom awards will be granted and shall determine the amount and applicable restrictions of each award. Forfeitures are accounted for upon their occurrence.

The total number of restricted shares awarded and outstanding under the Plan was
210,000
shares at both
March 31, 2018
and
March 31, 2017.
All of the awarded shares have
five
year cliff vesting restrictions with vesting occurring on
January 4, 2022.
No
other shares have been awarded under the Plan. The grant date fair value of the awarded shares is
$1,444,800
and is being recognized as compensation expense over the
60
month requisite service period. The Company recorded compensation expense of
$288,960
and
$72,240
in fiscal
2018
and
2017,
respectively, relating to the stock awards issued under the Plan.

The Company has
1,000,000
authorized shares of Cumulative Preferred Stock with a par value of
$1
 per share. The stock
may
be issued in
one
or more series, and the Board of Directors is authorized to fix the designations, preferences, rights, qualifications, limitations and restrictions of each series, except that any series must provide for cumulative dividends and must be convertible into Common Stock. There were no
shares of Cumulative Preferred Stock issued as of
March
31,
2018
or
March
31,
2017.